9. Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Minimum lease payments
Fiscal year ended	$

June 30, 2020	12,804
June 30, 2021	17,457
June 30, 2022	17,980
June 30, 2023	18,112

Total minimum lease payments	66,353